Fair Value of Financial Assets and Liabilities - Schedule Fair Value Liabilities Measured on Recurring Basis Reconciliation (Detail) - Planet Labs Inc [Member] - Level 3 [Member] - USD ($)
$ in Thousands
	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance, Fair Value	$ 101,212	$ 10,804	$ 10,804	$ 0
Issuance		68,528	68,529	10,963
Change in fair value	8,741	15,346	25,139	(159)
Extinguishment		(3,260)	(3,260)
Ending balance, Fair Value	109,953	91,418	101,212	10,804
Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance, Fair Value	11,359	3,849	3,849	3,897
Issuance		2,596	2,596	0
Change in fair value	2,688	1,167	4,914	(48)
Extinguishment		0	0
Ending balance, Fair Value	$ 14,047	$ 7,612	$ 11,359	$ 3,849